                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 862-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT            8/15/2011
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       __________

Form 13F Information Table Entry Total:          37
Form 13F Information Table Value Total:   2,605,732
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________

           COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8
                                                                                                            VOTING AUTHORITY
----------------------------- -------------- ---------- -------- ----------------- ----------  -------- ---------------------------
                                 TITLE OF                VALUE        SHARES OR    INVESTMENT   OTHER
        NAME OF ISSUER            CLASS        CUSIP    (X$1000)  PRINCIPAL AMOUNT DISCRETION  MANAGERS  SOLE      SHARED   NONE
----------------------------- -------------- ---------- -------- ----------------- ----------  -------- ---------- ------ ---------
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR 03524A108    5,801     100,000 SH     SOLE                    100,000
COCA COLA CO                   COM           191216100   99,515   1,478,900 SH     SOLE                  1,478,900
COMCAST CORP NEW               CL A SPL      20030N200  154,008   6,356,100 SH     SOLE                  6,356,100
COMCAST CORP NEW               CL A          20030N101   50,971   2,011,500 SH     SOLE                                   2,011,500
CYPRESS SEMICONDUCTOR CORP     COM           232806109   23,468   1,110,100 SH     SOLE                  1,110,100
DELL INC                       COM           24702R101   25,839   1,550,000 SH     SOLE                  1,550,000
EBAY INC                       COM           278642103  109,879   3,405,000 SH     SOLE                  3,405,000
ECHOSTAR CORP                  CL A          278768106   67,213   1,845,000 SH     SOLE                  1,845,000
EL PASO CORP                   COM           28336L109   48,197   2,386,000 SH     SOLE                  2,386,000
FBR & CO                       COM           30247C301    6,421   1,888,490 SH     SOLE                  1,888,490
FISERV INC                     COM           337738108   86,699   1,384,300 SH     SOLE                  1,384,300
FLOWSERVE CORP                 COM           34354P105   20,033     182,300 SH     SOLE                    182,300
GOOGLE INC                     CL A          38259P508  154,446     305,000 SH     SOLE                    305,000
KRAFT FOODS INC                CL A          50075N104   18,568     527,049 SH     SOLE                    527,049
LIBERTY MEDIA CORP NEW         CAP COM SER A 53071M302  242,810   2,831,603 SH     SOLE                  2,831,603
LIVE NATION ENTERTAINMENT IN   COM           538034109    6,672     581,700 SH     SOLE                    581,700
MAIDEN HOLDINGS LTD            SHS           G5753U112   44,508   4,891,000 SH     SOLE                  4,891,000
MBIA INC                       COM           55262C100    2,532     291,400 SH     SOLE                    291,400
NEUTRAL TANDEM INC             COM           64128B108    6,909     396,620 SH     SOLE                    396,620
PHI INC                        COM NON VTG   69336T205    4,938     227,236 SH     SOLE                                     227,236
PHI INC                        COM VTG       69336T106    5,503     254,279 SH     SOLE                    254,279
PHILIP MORRIS INTL INC         COM           718172109  155,855   2,334,200 SH     SOLE                  2,334,200
SCORPIO TANKERS INC            SHS           Y7542C106   25,346   2,537,094 SH     SOLE                  2,537,094
SEACOR HOLDINGS INC            COM           811904101   48,559     485,786 SH     SOLE                    485,786
SOUTHERN UN CO NEW             COM           844030106  251,604   6,266,600 SH     SOLE                  6,266,600
STARBUCKS CORP                 COM           855244109   89,705   2,271,600 SH     SOLE                  2,271,600
STATE BK FINL CORP             COM           856190103   38,060   2,325,000 SH     SOLE                  2,325,000
TAKE-TWO INTERACTIVE SOFTWAR   COM           874054109   63,116   4,130,600 SH     SOLE                  4,130,600
TEKELEC                        COM           879101103   63,680   6,974,844 SH     SOLE                  6,974,844
TIME WARNER INC                COM NEW       887317303   19,276     530,000 SH     SOLE                    530,000
UTI WORLDWIDE INC              ORD           G87210103   40,766   2,070,400 SH     SOLE                  2,070,400
VIASAT INC                     COM           92552V100   14,279     330,000 SH     SOLE                    330,000
VISA INC                       COM CL A      92826C839  165,150   1,960,000 SH     SOLE                  1,960,000
WEBMD HEALTH CORP              COM           94770V102   92,683   2,033,407 SH     SOLE                  2,033,407
WELLS FARGO & CO NEW           COM           949746101   11,066     394,356 SH     SOLE                    394,356
WILLIAMS COS INC DEL           COM           969457100  304,132  10,053,939 SH     SOLE                 10,053,939
YAHOO INC                      COM           984332106   37,525   2,495,000 SH     SOLE                  2,495,000

VALUE TOTAL                    ENTRY TOTAL
-----------                    -----------
 2,605,732                          37